COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 12: -	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Liens and guarantees:

As of December 31, 2023, the Company has provided bank guarantees in respect of performance obligation to customers in an aggregate amount of approximately $ 903, in addition to bank guarantees in favor of leases agreements in an aggregate amount of approximately $ 398.

b.	Litigations:

On November 2, 2021 two founders and six employees of Netonomy Ltd., a company acquired by Allot in January, 2018, filed a civil claim against Allot (the “plaintiffs”), alleging that Allot breached certain clauses of the share acquisition agreement claiming damages in the amount of app. $ 834. Allot has filed its defense statement refuting all claims and denying any breach and obligation to compensate. As of December 31, 2022, the results of this claim were uncertain. On March 6, 2023 the Company signed a settlement agreement with the two founders according to which the Company paid both founders an amount of $ 260 and the founders waived their claim.

There are ongoing legal proceedings against the rest.